Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of key management personnel compensation
	2024	2023	2022
	$	$	$
Salaries, benefits, bonuses and consulting fees	908,052	1,395,096	1,839,441
Share-based payments	1,085,669	1,980,732	1,345,952
	1,993,721	3,375,828	3,185,393